Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Gross Profits And Losses Realized On The Sale Of Available For Sale Investments Abstract
Sale of debt financial instruments at FVOCI generating realized profits	$ 6,837,112	$ 452,668	$ 1,728,731
Realized profits	392	121	28,131
Sale of debt financial instruments at FVOCI generating realized losses	1,605,762	1,122,222	1,247,044
Realized losses	$ 134,485	$ 22,195	$ 4,944